Disposal of subsidiaries (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Prepaid expenses and other current assets	$ 676,775	$ 863,690
Property and equipment, net	1,095,488	2,012,955
Total assets of disposed entities	104,153,444	98,362,506
Accounts payable	470,850	535,221
Taxes payable	2,461	108
Disposition of Subsidiaries [Member]
Cash	3,973	4,131
Prepaid expenses and other current assets	86	34
Property and equipment, net	602,531	612,892
Total assets of disposed entities	606,590	617,057
Accounts payable	342,428	345,991
Taxes payable	129	104
Accrued expenses and other current liabilities	44,002	43,780
Total liabilities of disposed entities	$ 386,559	$ 389,875